Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended					6 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jan. 06, 2014 Special dividend [Member]	Mar. 31, 2014 Special dividend [Member]	Mar. 31, 2014 Special dividend [Member]
Stockholders Equity [Line Items]
Common stock dividend per share	$ 0.029	$ 0.029	$ 0.029	$ 0.030	$ 0.020	$ 0.06	$ 1.68	$ 0.10	$ 0.09	$ 1.59	$ 1.590
Total Cash Dividends Paid on Common Stock						$ 2,724	$ 80,102	$ 4,817	$ 4,367
Dividends Amount										$ 108,101
Annual dividend payment date												Jan. 15, 2014
Annual dividend record date												Jan. 02, 2014
Shares purchased							80	19
Price per share purchased							$ 13.64	$ 12.59